Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	46 Months Ended		60 Months Ended	86 Months Ended	101 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000176698
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000202458
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000176696
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000202456
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000176700
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000202460
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000176695
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000202455
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000176692
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000202452
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000176699
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000202459
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000176693
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000202453
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000176701
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000202461
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000176697
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000202457
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000226066
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000226067
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000176694
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000202454
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Without Sales Load [Member] | C000176698
Average Annual Return [Line Items]
Average Annual Return, Percent		2.84%			(0.68%)		1.10%
Without Sales Load [Member] | C000202458
Average Annual Return [Line Items]
Average Annual Return, Percent		3.02%			(0.53%)	1.32%
Without Sales Load [Member] | C000176696
Average Annual Return [Line Items]
Average Annual Return, Percent		13.30%			12.31%		8.38%
Without Sales Load [Member] | C000202456
Average Annual Return [Line Items]
Average Annual Return, Percent		13.46%			12.50%	9.17%
Without Sales Load [Member] | C000176700
Average Annual Return [Line Items]
Average Annual Return, Percent		6.83%			5.13%		4.17%
Without Sales Load [Member] | C000202460
Average Annual Return [Line Items]
Average Annual Return, Percent		7.04%			5.30%	4.56%
Without Sales Load [Member] | C000176695
Average Annual Return [Line Items]
Average Annual Return, Percent		13.19%			5.49%		7.07%
Without Sales Load [Member] | C000202455
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%			5.65%	6.50%
Without Sales Load [Member] | C000176692
Average Annual Return [Line Items]
Average Annual Return, Percent		13.92%			12.58%		12.59%
Without Sales Load [Member] | C000202452
Average Annual Return [Line Items]
Average Annual Return, Percent		14.11%			12.76%	12.06%
Without Sales Load [Member] | C000176699
Average Annual Return [Line Items]
Average Annual Return, Percent		4.79%			4.81%		3.52%
Without Sales Load [Member] | C000202459
Average Annual Return [Line Items]
Average Annual Return, Percent		4.90%			4.97%	3.99%
Without Sales Load [Member] | C000176693
Average Annual Return [Line Items]
Average Annual Return, Percent		4.20%			5.98%		4.77%
Without Sales Load [Member] | C000202453
Average Annual Return [Line Items]
Average Annual Return, Percent		4.36%			6.14%	5.05%
Without Sales Load [Member] | C000176701
Average Annual Return [Line Items]
Average Annual Return, Percent		0.49%			0.31%		1.41%
Without Sales Load [Member] | C000202461
Average Annual Return [Line Items]
Average Annual Return, Percent		0.63%			0.48%	1.71%
Without Sales Load [Member] | C000176697
Average Annual Return [Line Items]
Average Annual Return, Percent		7.86%			4.53%		(9.78%)
Without Sales Load [Member] | C000202457
Average Annual Return [Line Items]
Average Annual Return, Percent		7.86%			4.57%	(11.12%)
Without Sales Load [Member] | C000226066
Average Annual Return [Line Items]
Average Annual Return, Percent		9.50%	6.38%
Without Sales Load [Member] | C000226067
Average Annual Return [Line Items]
Average Annual Return, Percent		9.67%		6.22%
Without Sales Load [Member] | C000176694
Average Annual Return [Line Items]
Average Annual Return, Percent		9.33%			12.05%		10.54%
Without Sales Load [Member] | C000202454
Average Annual Return [Line Items]
Average Annual Return, Percent		9.42%			12.21%	9.63%
FTSE All World Developed Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.73%			12.71%		11.65%
FTSE All World Developed Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.73%			12.71%	11.39%
ICE BofA Global Broad Market (USD Hedged)
Average Annual Return [Line Items]
Average Annual Return, Percent		2.96%			(0.32%)		1.87%
ICE BofA Global Broad Market (USD Hedged)
Average Annual Return [Line Items]
Average Annual Return, Percent		2.96%			(0.32%)	1.71%
FTSE All-World ex US Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.56%			9.14%		7.46%
FTSE All-World ex US Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.56%			9.14%	6.96%
ICE BofA US Corporate & Government (1-3 Yr) Index
Average Annual Return [Line Items]
Average Annual Return, Percent		4.65%			1.73%		2.13%
ICE BofA US Corporate & Government (1-3 Yr) Index
Average Annual Return [Line Items]
Average Annual Return, Percent		4.65%			1.73%	2.41%
FTSE All World Developed Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.73%			12.71%		11.65%
FTSE All World Developed Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.73%			12.71%	11.39%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.24%	10.26%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.24%		9.97%
Russell 2500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		10.04%			11.15%		9.23%
Russell 2500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		10.04%			11.15%	8.07%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent		3.15%			(0.70%)		1.79%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent		3.15%			(0.70%)	1.82%
FTSE All-World High Dividend Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent		14.46%			12.45%		8.01%
FTSE All-World High Dividend Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent		14.46%			12.45%	8.30%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.24%			14.34%		14.19%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.24%			14.34%	13.97%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent		3.15%			(0.70%)		1.79%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent		3.15%			(0.70%)	1.82%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent		3.15%			(0.70%)		1.79%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent		3.15%			(0.70%)	1.82%
ICE BofA US Municipal Securities 2-12 Year Index
Average Annual Return [Line Items]
Average Annual Return, Percent		2.78%			0.96%		2.16%
ICE BofA US Municipal Securities 2-12 Year Index
Average Annual Return [Line Items]
Average Annual Return, Percent		2.78%			0.96%	2.13%